UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY

Nuveen High Income 2020 Target Term Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 128.4% (97.8% of Total Investments)

	CORPORATE BONDS – 126.6% (96.4% of Total Investments)

	Aerospace & Defense – 2.3%

$200	Bombardier Inc., 144A	7.500%	3/15/18	B	$212,000
710	Bombardier Inc., 144A	4.750%	4/15/19	B	690,475
1,000	DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	992,500
1,250	Triumph Group Inc.	4.875%	4/01/21	Ba3	1,192,188
3,160	Total Aerospace & Defense				3,087,163

	Airlines – 1.6%

1,672	Air Canada, 144A	7.750%	4/15/21	BB–	1,805,760
765	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	338,742
2,437	Total Airlines				2,144,502

	Auto Components – 2.3%

1,500	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB–	1,548,750
1,500	American & Axle Manufacturing Inc.	6.250%	3/15/21	BB	1,563,750
3,000	Total Auto Components				3,112,500

	Banks – 1.0%

1,300	Popular Inc.	7.000%	7/01/19	BB–	1,339,000

	Building Products – 1.4%

1,750	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	1,809,063

	Capital Markets – 0.7%

1,000	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	990,000

	Chemicals – 6.0%

1,000	Hexion Inc.	10.000%	4/15/20	B3	985,000
1,535	Huntsman International LLC	4.875%	11/15/20	B1	1,604,075
920	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	956,800
1,800	Koppers Inc.	7.875%	12/01/19	Ba3	1,836,000
1,250	Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,350,000
1,300	Tronox Finance LLC	6.375%	8/15/20	B	1,199,250
7,805	Total Chemicals				7,931,125

	Commercial Services & Supplies – 5.4%

1,049	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,101,450
1,500	APX Group, Inc.	6.375%	12/01/19	B1	1,528,125
483	Casella Waste Systems Inc.	7.750%	2/15/19	B	492,660
1,750	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	1,837,500
500	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	547,500
1,500	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	1,638,750
6,782	Total Commercial Services & Supplies				7,145,985

	Construction & Engineering – 1.0%

1,290	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,293,225

	Consumer Finance – 3.3%

1,000	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	982,500
920	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	883,200
1,500	Navient Corporation	5.000%	10/26/20	BB	1,479,375
1,000	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B	1,053,500
4,420	Total Consumer Finance				4,398,575

NUVEEN	1

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 2.9%

$1,350	Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	B3	$1,393,875
1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	1,094,075
890	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	834,375
500	Reynolds Group	8.250%	2/15/21	B–	521,250
3,810	Total Containers & Packaging				3,843,575

	Diversified Financial Services – 6.5%

1,350	Fly Leasing Limited	6.750%	12/15/20	BB	1,390,500
500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	487,500
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	972,500
1,500	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	1,618,125
1,050	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,067,010
2,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,970,000
1,000	PHH Corporation	7.375%	9/01/19	B1	1,032,500
8,400	Total Diversified Financial Services				8,538,135

	Diversified Telecommunication Services – 4.6%

800	CenturyLink Inc.	6.150%	9/15/19	BB+	864,000
1,330	CenturyLink Inc.	5.625%	4/01/20	BB+	1,406,475
1,000	Frontier Communications Corporation	8.500%	4/15/20	BB	1,081,250
1,000	Frontier Communications Corporation	8.875%	9/15/20	BB	1,078,750
1,100	IntelSat Jackson Holdings	7.250%	10/15/20	CCC	852,500
810	Windstream Corporation	7.750%	10/15/20	BB–	826,200
6,040	Total Diversified Telecommunication Services				6,109,175

	Electric Utilities – 1.0%

1,420	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	1,334,800

	Energy Equipment & Services – 1.5%

1,000	Precision Drilling Corporation	6.625%	11/15/20	BB	927,500
1,000	SESI, LLC	6.375%	5/01/19	BB	992,500
2,000	Total Energy Equipment & Services				1,920,000

	Food & Staples Retailing – 0.8%

1,260	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	1,082,025

	Food Products – 1.6%

1,500	JBS Investments GmbH, 144A	7.750%	10/28/20	BB+	1,567,500
490	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	B+	498,575
1,990	Total Food Products				2,066,075

	Gas Utilities – 1.2%

1,750	Ferrellgas LP	6.500%	5/01/21	B	1,601,250

	Health Care Equipment & Supplies – 1.1%

1,500	Tenet Healthcare Corporation	4.500%	4/01/21	BB	1,509,375

	Health Care Providers & Services – 3.2%

900	Community Health Systems, Inc.	7.125%	7/15/20	B	836,550
1,000	HCA Inc.	6.500%	2/15/20	BBB–	1,107,500
400	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	362,000
1,950	Kindred Healthcare Inc.	8.000%	1/15/20	B–	1,984,125
4,250	Total Health Care Providers & Services				4,290,175

	Hotels, Restaurants & Leisure – 3.3%

750	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	775,312
1,270	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,422,400
1,500	Nathan’s Famous, Inc., 144A	10.000%	3/15/20	B–	1,650,000
650	Scientific Games International Inc.	6.250%	9/01/20	CCC+	500,500
4,170	Total Hotels, Restaurants & Leisure				4,348,212

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 6.5%

$1,470	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	$1,521,450
1,500	KB Home	8.000%	3/15/20	B+	1,670,625
1,000	M-I Homes Inc.	6.750%	1/15/21	BB–	1,047,500
750	PulteGroup Inc.	4.250%	3/01/21	BB+	787,500
1,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	1,522,500
1,990	William Lyon Homes Incorporated	8.500%	11/15/20	B–	2,079,550
8,210	Total Household Durables				8,629,125

	Independent Power & Renewable Electricity Producers – 3.6%

750	Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	753,750
1,500	DPL, Inc.	6.750%	10/01/19	BB	1,556,250
1,310	Dynegy Inc.	6.750%	11/01/19	B+	1,342,750
1,500	GenOn Energy Inc.	9.875%	10/15/20	CCC+	1,117,500
5,060	Total Independent Power & Renewable Electricity Producers				4,770,250

	Industrial Conglomerates – 1.1%

1,500	Icahn Enterprises Finance	6.000%	8/01/20	BB+	1,503,750

	Insurance – 1.1%

1,500	Genworth Financial Inc.	7.700%	6/15/20	Ba3	1,488,750

	Internet & Catalog Retail – 0.8%

1,000	Netflix Incorporated	5.375%	2/01/21	B+	1,087,500

	Internet Software & Services – 1.6%

2,001	Earthlink Inc.	7.375%	6/01/20	Ba3	2,103,551

	Machinery – 3.4%

1,450	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,265,125
1,250	CNH Industrial Capital LLC	4.375%	11/06/20	Ba1	1,306,250
500	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	391,250
1,500	Harsco Corporation	5.750%	5/15/18	Ba1	1,524,375
4,700	Total Machinery				4,487,000

	Marine – 0.7%

936	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	854,100

	Media – 5.7%

1,840	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	1,895,200
1,790	Clear Channel Worldwide	7.625%	3/15/20	B–	1,774,337
1,500	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,556,250
780	Mediacom Broadband LLC	5.500%	4/15/21	B+	807,300
1,500	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba3	1,556,250
7,410	Total Media				7,589,337

	Metals & Mining – 7.7%

1,775	Aleris International Inc., 144A	9.500%	4/01/21	B	1,912,563
1,250	Allegheny Technologies Inc.	5.950%	1/15/21	B	1,178,125
1,500	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	1,510,500
600	First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	555,000
1,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,214,760
1,000	Hudbay Minerals, Inc.	9.500%	10/01/20	B–	1,002,750
1,000	IAMGOLD Corporation, 144A	6.750%	10/01/20	B+	978,750
1,000	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	1,062,500
250	United States Steel Corporation	7.375%	4/01/20	B	248,750
500	United States Steel Corporation	6.875%	4/01/21	B	495,000
10,075	Total Metals & Mining				10,158,698

	Multiline Retail – 1.5%

2,000	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	2,004,760

NUVEEN	3

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 15.5%

$1,250	Calumet Specialty Products	6.500%	4/15/21	CCC+	$1,021,875
1,500	Crestwood Midstream Partners LP, 144A	6.000%	12/15/20	BB–	1,511,250
1,450	Energy Transfer Equity LP	7.500%	10/15/20	BB+	1,591,375
1,250	Genesis Energy LP	5.750%	2/15/21	B+	1,250,000
500	Murphy Oil Corporation	2.500%	12/01/17	BBB–	508,662
1,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,551,000
1,000	Noble Energy Inc.	5.625%	5/01/21	BBB	1,041,792
1,500	Northern Tier Energy LLC	7.125%	11/15/20	BB–	1,533,750
1,000	Oasis Petroleum Inc.	7.250%	2/01/19	B+	1,012,500
1,480	Petrobras International Finance Company	5.375%	1/27/21	BB	1,465,200
1,000	Seven Generations Energy Limited, 144A	8.250%	5/15/20	Ba3	1,063,750
1,000	Southwestern Energy Company	5.800%	1/23/20	BB	997,500
1,500	Sunoco LP / Sunoco Finance Corp.	5.500%	8/01/20	BB	1,511,250
700	Sunoco LP / Sunoco Finance Corp., 144A	6.250%	4/15/21	BB	721,000
1,250	Teekay Corporation	8.500%	1/15/20	B+	1,081,250
1,325	WPX Energy Inc.	7.500%	8/01/20	B	1,401,188
1,125	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	1,255,500
20,480	Total Oil, Gas & Consumable Fuels				20,518,842

	Paper & Forest Products – 1.5%

1,500	Mercer International Inc.	7.000%	12/01/19	B+	1,550,625
500	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	378,750
2,000	Total Paper & Forest Products				1,929,375

	Personal Products – 1.2%

1,470	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	1,536,150

	Pharmaceuticals – 0.7%

1,000	VRX Escrow Corp., 144A	5.375%	3/15/20	B–	925,000

	Real Estate Investment Trust – 3.6%

1,500	Iron Mountain Inc., 144A	6.000%	10/01/20	BB–	1,582,500
900	iStar Inc.	7.125%	2/15/18	B+	938,250
1,500	iStar Inc.	5.000%	7/01/19	B+	1,496,070
750	Vereit Operating Partner	3.000%	2/06/19	BBB–	760,215
4,650	Total Real Estate Investment Trust				4,777,035

	Real Estate Management & Development – 2.1%

1,250	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,284,375
1,500	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,495,312
2,750	Total Real Estate Management & Development				2,779,687

	Road & Rail – 1.8%

2,000	Hertz Corporation	5.875%	10/15/20	B	2,062,500
500	Jack Cooper Holdings Corporation	9.250%	6/01/20	CCC+	340,000
2,500	Total Road & Rail				2,402,500

	Software – 0.4%

500	Infor Us Inc., 144A	5.750%	8/15/20	BB	525,000

	Specialty Retail – 4.0%

1,500	Best Buy Co., Inc.	5.500%	3/15/21	Baa1	1,661,250
1,500	GameStop Corporation, 144A	6.750%	3/15/21	BB+	1,548,750
1,000	Guitar Center Inc., 144A	6.500%	4/15/19	B2	880,000
1,250	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	1,243,750
5,250	Total Specialty Retail				5,333,750

	Technology Hardware, Storage & Peripherals – 0.6%

800	NCR Corporation	4.625%	2/15/21	BB	808,000

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 1.1%

$1,500	Avation Capital SA, 144A	7.500%	5/27/20	B+	$1,500,000

	Wireless Telecommunication Services – 7.7%

1,100	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	955,625
1,250	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,275,000
1,620	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	1,638,306
1,000	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,035,000
475	Sprint Communications Inc.	8.375%	8/15/17	B+	493,406
1,750	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	1,885,625
1,290	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,353,694
1,500	Wind Acquisition Finance SA>, 144A	4.750%	7/15/20	BB	1,518,750
9,985	Total Wireless Telecommunication Services				10,155,406
$166,811	Total Corporate Bonds (cost $167,022,915)				167,761,501

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.4% (1.1% of Total Investments)

	Independent Power & Renewable Electricity Producers – 0.7%

$1,000	NRG Yield Inc, 144A	3.250%	6/01/20	N/R	$979,375

	Machinery – 0.7%

1,000	Navistar International Corporation	4.750%	4/15/19	CCC–	928,125
$2,000	Total Convertible Bonds (cost $1,808,921)				1,907,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 0.4% (0.3% of Total Investments)

	Argentina – 0.4%

$500	Republic of Argentina, 144A	6.875%	4/22/21	B	$544,250
	Total Emerging Markets Debt and Foreign Corporate Bonds (cost $500,000)				544,250
	Total Long-Term Investments (cost $169,331,836)				170,213,251

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.8% (2.2% of Total Investments)

	REPURCHASE AGREEMENTS – 2.8% (2.2% of Total Investments)

$3,742	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $3,742,348, collateralized by $3,270,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $3,817,725	0.030%	10/03/16		$3,742,339
	Total Short-Term Investments (cost $3,742,339)				3,742,339
	Total Investments (cost $173,074,175) – 131.2%				173,955,590
	Borrowings – (33.2)% (3), (4)				(44,000,000)
	Other Assets Less Liabilities – 2.0%				2,592,544
	Net Assets – 100%				$132,548,134

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent

NUVEEN	5

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$167,761,501	$—	$167,761,501
Convertible Bonds	—	1,907,500	—	1,907,500
Emerging Market Debt and Foreign Corporate Bonds	—	544,250	—	544,250

Short-Term Investments:
Repurchase Agreements	—	3,742,339	—	3,742,339
Total	$—	$173,955,590	$—	$173,955,590

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $173,074,175.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$4,284,279
Depreciation	(3,402,864)
Net unrealized appreciation (depreciation) of investments	$881,415

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 25.3%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016